Offerings	Oct. 22, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	An indeterminate amount of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. The proposed maximum offering price per security and aggregate offering price will be determined from time to time in connection with issuances of securities registered under this registration statement. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to Purchase Debt Securities
Fee Rate	0.0087%
Offering Note	An indeterminate amount of securities of each identified class is being registered as may from time to time be issued at indeterminate prices. The proposed maximum offering price per security and aggregate offering price will be determined from time to time in connection with issuances of securities registered under this registration statement. In accordance with Rules 456(b) and 457(r), the registrants are deferring payment of all of the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Guarantees of Philip Morris USA Inc. may be issued from time to time in connection with debt securities. No separate consideration will be paid with respect to any such guarantees. No separate registration fee is required under Rule 457(n) with respect to the guarantees being registered.